Capital commitments and contingent liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Capital commitments and contingent liabilities.
Commitments to purchase property, plant and equipment	$ 287,400,000	$ 206,700,000
Contingent liabilities	4,200,000	$ 2,000,000.0
Legal proceedings provision	$ 0